Income Taxes - Difference Between Expected Income Tax Benefits and Income Tax Benefit Recorded in the Financial Statements (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income taxes benefit computed at statutory rate	$ (1,734,396)	$ (2,380,073)
State income tax benefit, net	(176,082)	(241,633)
Change in effective tax rate	2,701,758
Other	(369,400)	74,355
Change in valuation allowance	(421,880)	2,547,351
Expected income tax benefits and income tax benefits recorded	$ 0	$ 0